Share-Based Payments (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012 Director [Member]	Dec. 31, 2012 Employee [Member]	Oct. 31, 2009 Stock Options [Member]	Sep. 30, 2013 Stock Options [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Sep. 30, 2013 Stock Options [Member] Minimum [Member]	Sep. 30, 2013 Stock Options [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	8,000,000
Reduction in Number of Shares Available For Issuance For Each Share of Restricted Stock	1.95
Number of Shares Available for Grant	2,700,000	3,300,000	4,600,000
Award Vesting Period										3 years	7 years
Maximum Term of Award							10 years
Deferred Compensation Arrangement with Individual, Additional Stock Equivalents Credited, Percent of Deferred Amount				33.00%	25.00%
Allocated Share-based Compensation Expense	$ 33.0	$ 44.9	$ 37.3
Tax Benefit from Compensation Expense	$ 12.3	$ 16.8	$ 13.9
Grants in Period (shares)						266,750	0	0	0